Supplement to the
Fidelity® Sustainable Target Date Funds
Class K6
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity® Sustainable Target Date Income Fund will be renamed Fidelity® Sustainable Target Date Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FSTK6-SSTK-0925-100-1.9921274.100	September 9, 2025

Supplement to the
Fidelity® Sustainable Target Date Funds
Class A, Class M, Class C, Class I, and Class Z
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity® Sustainable Target Date Income Fund will be renamed Fidelity® Sustainable Target Date Retirement Fund. All references to the former name are replaced with the new name as appropriate.

AFST-SSTK-0925-100-1.9921272.100	September 9, 2025

Supplement to the
Fidelity® Sustainable Target Date Funds
Class K
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity® Sustainable Target Date Income Fund will be renamed Fidelity® Sustainable Target Date Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FST-K-SSTK-0925-100-1.9921273.100	September 9, 2025

Supplement to the
Fidelity® Sustainable Target Date Funds
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity® Sustainable Target Date Income Fund will be renamed Fidelity® Sustainable Target Date Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FST-SSTK-0925-100-1.9921275.100	September 9, 2025